FLOW-THROUGH SHARE PREMIUM	12 Months Ended
Dec. 31, 2022
FLOW-THROUGH SHARE PREMIUM
FLOW-THROUGH SHARE PREMIUM
7.	FLOW-THROUGH SHARE PREMIUM

	Issued	Issued	Issued	Issued	Issued	Issued
	June 4,	June 10,	April 8,	August 24,	November	December
	2020	2020	2021	2021	25, 2021	14, 2022	Total
	$	$	$	$	$	$	$
Balance at December 31, 2020	160,811	24,620	—	—	—	—	185,431
Liability incurred on flow-through shares issued	—	—	1,971,330	14,590,165	12,600,000	—	29,161,495
Settlement of flow-through share premium on expenditures incurred	(160,811)	(24,620)	(1,971,330)	(4,460,969)	—	—	(6,617,730)
Balance at December 31, 2021	—	—	—	10,129,196	12,600,000	—	22,729,196
Liability incurred on flow-through shares issued	—	—	—	—	—	14,500,000	14,500,000
Settlement of flow-through share premium on expenditures incurred	—	—	—	(10,129,196)	(7,036,650)	—	(17,165,846)
Balance at December 31, 2022	—	—	—	—	5,563,350	14,500,000	20,063,350

Flow-through share arrangements entitle the holder of the flow-through share to a 100% tax deduction in respect of qualifying Canadian exploration expenses as defined in the Income Tax Act, Canada (“Qualifying CEE”).

7.	FLOW-THROUGH SHARE PREMIUM (continued)

During the year ended December 31, 2022, the Company incurred $66,727,234 (2021 – $33,254,971) in Qualifying CEE and amortized a total of $17,165,846 (2021 - $6,617,730) of its flow-through liabilities.

The flow-through premium liability does not represent a cash liability to the Company and is to be fully amortized to the statement of loss and comprehensive loss pro-rata with the amount of qualifying expenditures that will be incurred.

As at December 31, 2022, the Company must spend another $21,193,715 of Qualifying CEE by November 24, 2023 to satisfy its remaining current flow-through liability of $5,563,350. The Company must also spend another $50,000,000 of Qualifying CEE by December 31, 2023 to satisfy its remaining current flow-through liability of $14,500,000.